Agreements and Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The shareholder servicing and/or distribution fees are calculated and paid separately for each class.

The following table presents a summary of Expense Support Payments and the related Reimbursement Payments since the Company’s commencement of operations:

	Expense Support	Reimbursement
	Payments by Investment	Payments to Investment	Unreimbursed Expense
For the Month Ended	Adviser	Adviser	Support Payments
June 30, 2023	$1,257	$—	$1,257
Total	$1,257	$—	$1,257